Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash And Cash Equivalents [Line Items]
Cash at bank and in hand	$ 257,775	$ 75,111
Cash equivalents	829	821
Cash and cash equivalents	258,604	75,932	$ 91,603
Denominated in US$
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	225,709	62,478
Denominated in RMB
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	23,375	6,761
Denominated in Hong Kong dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	9,151	5,948
Denominated in Australia dollar
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 369	$ 745